Accounts, Notes and Other Receivables-Net - Schedule of Accounts, Notes and Other Receivables-Net (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade receivables	$ 682	$ 619
Notes receivable	117	105
Other receivables	98	88
Accounts, notes and other receivables, gross	897	812
Less—Allowance for expected credit losses	(9)	(9)
Accounts, notes and other receivables, net	$ 888	$ 803